TRADE AND BILLS RECEIVABLES (Schedule of loss allowance for trade receivables) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Trade And Bills Receivable
Beginning of the year	$ 2,629	¥ 17,614	¥ 13,774
Provision for expected credit loss, net	289	1,936	3,840
End of the year	$ 2,918	¥ 19,550	¥ 17,614